Consolidated statement of comprehensive income - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Statements of comprehensive income
Net profit for the period	$ 1,191	$ 3,614	$ 3,176
Net profit for the period, percentage movement from prior period	(67.00%)
Net profit for the period, percentage movement from same period of prior year	(63.00%)
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ (143)	(111)	65
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from prior period	29.00%
Cash flow hedging instruments	$ 145	(11)	(192)
Transferred to income statement
Debt securities measured at FVOCI	$ (28)	(4)	(25)
Debt securities measured at FVOCI, percentage movement from same period of prior year	12.00%
Cash flow hedging instruments	$ 128	117	80
Cash flow hedging instruments, percentage movement from prior period	9.00%
Cash flow hedging instruments, percentage movement from same period of prior year	60.00%
Foreign currency translation reserve			(10)
Foreign currency translation reserve, percentage movement from same period of prior year	(100.00%)
Loss allowance on debt securities measured at FVOCI	$ 1
Exchange differences on translation of foreign operations (net of associated hedges)	$ 265	127	55
Exchange differences on translation of foreign operations (net of associated hedges), percentage movement from prior period	109.00%
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	$ 50	34	(14)
Debt securities measured at FVOCI, percentage movement from prior period	47.00%
Cash flow hedging instruments	$ (80)	(31)	33
Cash flow hedging instruments, percentage movement from prior period	158.00%
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity instruments measured at FVOCI	$ (18)	10	1
Own credit adjustment on financial liabilities designated at fair value (net of tax)	344	(8)	(2)
Remeasurement of defined benefit obligation	54	(125)	(151)
Other comprehensive income for the period (net of tax)	718	(2)	(160)
Total comprehensive income for the period	$ 1,909	3,612	3,016
Total comprehensive income for the period, percentage movement from prior period	(47.00%)
Total comprehensive income for the period, percentage movement from same period of prior year	(37.00%)
Attributable to:
Owners of Westpac Banking Corporation	$ 1,905	3,608	3,012
Owners of Westpac Banking Corporation, percentage movement from prior period	(47.00%)
Owners of Westpac Banking Corporation, percentage movement from same period of prior year	(37.00%)
Non-controlling interests	$ 4	4	4
Total comprehensive income for the period	$ 1,909	$ 3,612	$ 3,016